Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision [Abstract]
Disclosure of reconciliation of provision for closure and reclamation [Table Text Block]
	Maracás Menchen Mine	Currais Novos Tungsten	Total
Balance at December 31, 2021	$3,824	$474	$4,298
Changes in estimated cash flows and discount rates	(583)	(2)	(585)
Accretion	162	21	183
Effect of foreign exchange	261	33	294
Balance at December 31, 2022	$3,664	$526	$4,190
Changes in estimated cash flows and discount rates	1,484	(29)	1,455
Accretion	237	33	270
Effect of foreign exchange	327	41	368
Balance at December 31, 2023	$5,712	$571	$6,283